Term Notes	12 Months Ended
Dec. 31, 2022
Term Loans [Abstract]
Term Notes
Note 9. Term Notes
During 2017, the Company entered into a loan and security agreement with a commercial lender (the “Lender”), which was subsequently amended and restated during 2018 (the “2017 Term Notes”). On January 31, 2019, the Company defaulted on its obligation to pay the principal and accrued interest due on the 2017 Term Notes. As a result of the event of default, the Lender had certain remedies available which included declaring the term loan to be immediately due and payable and, without notice, taking possession of substantially all the Company’s assets, which serve as collateral for the loan. In 2020, the Company entered into a forbearance agreement with the Lender, under which, the Lender agreed not to exercise the remedies as a result of the event of default. In May 2020, the Company further defaulted on the amended terms of the 2017 Term Notes.
On May 31, 2021, the Company entered into a further amendment with the Lender for the 2017 Term Notes under which: (i) the Lender agreed to not exercise any remedies that it may had against the Company for any event of default in 2020; (ii) the maturity date of the 2017 Term Notes was extended to December 31, 2021 (the “New Maturity Date”); and (iii) interest accrued on the unpaid principal amount of the 2017 Term Notes at
12
%. Subsequent to the New Maturity Date, the outstanding balance of the 2017 Term Notes was due on demand. In connection with the amendment, the Company issued to the Lender a warrant to purchase up to
16,168,295
ordinary shares with an exercise price of $
0.01
per ordinary share and expiration date of June 9, 2031. As of December 31, 2021, the 2017 Term Notes had a carrying balance of $
11.8
 million. Included in the $11.8 million balance of the 2017 Term Notes is a $
2.3
 million convertible note (see Note 8,
Financing Arrangements
).

The 2017 Term Notes are convertible at any time at the holder’s option on a dollar-for-dollar
basis into any financing instruments issued by the Company. The conversion price with respect to a particular financing instrument is as follows: (i) for
Class B-2
redeemable convertible preferred shares,
Class B-3
redeemable convertible preferred shares or
Class B-4
redeemable convertible preferred shares, $
1.7068
, or (ii) for equity-based financings the stated issue price at which the financing instruments are issued to investors in the last closing.
On May 17, 2022, the 2017 Term Notes were converted, via a payoff letter, into a SAFE note allowing for the purchase of common shares having an aggregate value of $
15.2
 million. The resulting conversion prices will be based on a contractually defined discount of
20
% of the per share consideration payable to common shareholders, in the event if a change in control or qualified financing, and a
35
% discount to the price per share of common shares issued in the event of a de-SPAC
transaction, IPO, or direct listing. The payoff letter provided the Lender, in the event that a qualified exchange event does not occur by December 31, 2022, the Lender has the option to reinstate the indebtedness under the 2017 Term Notes, that was intended to be repaid by the SAFE note. On February 1, 2023, the payoff letter was amended to extend the option to exchange to May 30, 2023.
The Company has accounted for the SAFE instrument conversion as the addition of a substantive conversion feature to the 2017 Term Notes, which results in the extinguishment of the 2017 Term Notes and a simultaneous reissuance of a debt instrument with an equity conversion option. The Company has recorded a gain on extinguishment of debt of $
4.0
 million, representing the excess of the carrying amount of the 2017 Term note and accrued interest above the fair value of the SAFE instrument, for the year ended December 31, 2022. The combined instrument, with a fair value of $
13.1
 million, has been recorded as part of convertible notes at fair value (long-term) within the December 31, 2022 Consolidated Balance Sheet. The fair values were estimated using Level 3 fair value measurements.
On November 12, 2022, as amended and restated on November 30, 2022, the Company entered into a term note agreement, effective October 31, 2022, in exchange for $
4.5
 million in cash from LamVen, an entity owned by an officer of the Company. The Company received $
4.5
 million in cash as of December 31, 2022. The note is scheduled to mature on the earlier of December 31, 2023 or the date on which the note is otherwise accelerated as provided for in the agreement. Interest is due upon maturity at a rate of
8.25
% per annum until the note is paid in full at maturity or upon acceleration by prepayment. This note is recorded at its carrying value within Due to related parties within the Consolidated Balance Sheet at December 31, 2022.